UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Stock Index Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Stock Index Portfolio

The S&P 900 Index had a total return of 29.29% for the year ending December 31, 2003. During the reporting period, the U.S. economy began to grow which helped the performance of many of the stocks in the Index, of the 900 stocks in the index over 80% had positive returns. Among the ten largest components of the Index, diversified industrial leader General Electric rose 30.75% for the one-year period. Technology bellwethers Microsoft increased by 7.47% and Intel increased 85.42% for the period. The largest gainer of the twelve-month period was Computer Software Company Ascential Software, which rose 980.42%. Effective April 1, 2003, the portfolio's sub-adviser changed from Barclays Global Fund Advisors to BNY Investment Advisors.

           Maxim Stock          S&P 500 Index        S&P MidCap
           Index Portfolio                           400 Index

1993         10000               10000                 10000
1994         10014               10132.05               9640.8
1995         13578.98            13939.69              12621.93
1996         16540.56            17140.21              15047.31
1997         21866.62            22858.9               19897.85
1998         27724.69            29391.65              23696.57
1999         33194.77            35576.24              27184.94
2000         30559.1             32337.38              31945.03
2001         27005.08            28495.7               31753.36
2002         21080.17            22198.15              27145.94
2003         27069.04            28565.67              36814.9


Maxim Stock Index Portfolio
Total Return -
One Year:  28.41%
Five Year:  -0.48%
Ten Year:  10.47%

Portfolio Inception:  2/25/82

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Stock Index Portfolio, made at its inception, with the performance of the S&P 500 Index and the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Stock Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                  $     635,281,656
     Cash                                                                                     50,251
     Dividends receivable                                                                    803,133
     Subscriptions receivable                                                              1,010,485
     Variation margin on futures contracts                                                     7,100
                                                                                     ----------------
                                                                                     ----------------

     Total assets                                                                        637,152,625
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Due to investment adviser                                                               334,916
     Redemptions payable                                                                     103,090
                                                                                     ----------------
                                                                                     ----------------

     Total liabilities                                                                       438,006
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     636,714,619
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $       2,841,233
     Additional paid-in capital                                                          512,475,988
     Net unrealized appreciation on investments and futures contracts                    127,895,749
     Undistributed net investment income                                                       3,733
     Accumulated net realized loss on investments and futures contracts                   (6,502,084)
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     636,714,619
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           22.41
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          300,000,000
     Outstanding                                                                          28,412,334

(1)  Cost of investments in securities:                                            $     507,509,032

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                      $         17,195
     Dividends                                                                           10,368,136
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                        10,385,331
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                      3,562,530
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     6,822,801
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                    47,275,474
     Net realized gain on futures contracts                                                 524,527
     Change in net unrealized appreciation on investments                                90,964,772
     Change in net unrealized appreciation on futures contracts                             172,575
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized gain on investments and futures contracts              138,937,348
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    145,760,149
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                              2003             2002
                                                                          --------------   --------------
                                                                          --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                              $     6,822,801  $     6,935,909
     Net realized gain on investments                                        47,275,474       57,315,793
     Net realized gain (loss) on futures contracts                              524,527       (1,682,707)
     Change in net unrealized appreciation on investments                    90,964,772     (242,514,311)
     Change in net unrealized appreciation (depreciation) on futures contracts  172,575          (78,475)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase (decrease) in net assets resulting from operations        145,760,149     (180,023,791)
                                                                          --------------   --------------
                                                                          --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (6,802,963)      (7,029,226)
     From net realized gains                                                (51,064,115)     (56,392,075)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Total distributions                                                    (57,867,078)     (63,421,301)
                                                                          --------------   --------------
                                                                          --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                       70,245,967      161,204,244
     Reinvestment of distributions                                           57,867,078       63,421,301
     Redemptions of shares                                                 (206,685,141)    (218,773,283)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase (decrease) in net assets resulting                        (78,572,096)       5,852,262
        from share transactions
                                                                          --------------   --------------
                                                                          --------------   --------------

     Total increase (decrease) in net assets                                  9,320,975     (237,592,830)

NET ASSETS:
     Beginning of period                                                    627,393,644      864,986,474
                                                                          --------------   --------------
                                                                          --------------   --------------

     End of period  (1)                                                 $   636,714,619  $   627,393,644
                                                                          ==============   ==============
                                                                          ==============   ==============


OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                     3,400,889        7,098,624
     Issued in reinvestment of distributions                                  2,662,765        3,231,590
     Redeemed                                                               (10,250,512)      (9,336,039)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase (decrease)                                                 (4,186,858)         994,175
                                                                          ==============   ==============
                                                                          ==============   ==============

(1) Including undistributed net investment income                       $         3,733  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                        Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $      19.25 $     27.37  $     33.58 $      40.44 $     35.82

Income from Investment Operations

Net investment income                         0.26        0.14         0.21         0.23        0.27
Net realized and unrealized gain (loss)       5.11       (6.23)       (4.20)       (3.35)       6.68
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income (Loss) From

    Investment Operations                     5.37       (6.09)       (3.99)       (3.12)       6.95
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income                   (0.26)      (0.14)       (0.21)       (0.23)      (0.27)
From net realized gains                      (1.95)      (1.89)       (2.01)       (3.51)      (2.06)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                          (2.21)      (2.03)       (2.22)       (3.74)      (2.33)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      22.41 $     19.25  $     27.37 $      33.58 $     40.44
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                28.41%     (21.94%)     (11.63%)      (7.94%)     19.73%

Net Assets, End of Period ($000)      $    636,715 $   627,394  $   864,986 $  1,027,978 $ 1,166,072

Ratio of Expenses to Average Net Assets      0.60%       0.60%        0.60%        0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                       1.15%       0.97%        0.70%        0.60%       0.71%

Portfolio Turnover Rate                     30.66%      19.52%       11.46%       15.71%      10.69%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $225,509,814 and $180,863,259 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $517,128,554. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $176,004,873 and gross depreciation of securities in which there was an excess of tax cost over value of $57,851,771, resulting in net appreciation of $118,153,102.

5. FUTURES CONTRACTS

      As of December 31, 2003, the Portfolio had 12 open S&P 500 and 1 open S&P MidCap 400 long futures contracts. The contracts expire in March 2004 and the Portfolio has recorded unrealized appreciation of $113,700 and $9,425, respectively, for a total unrealized appreciation of $123,125.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                    2003            2002
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                            7,089,469       6,974,721
        Long-term capital gain                                    50,777,609      56,446,580

                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                  57,867,078
                                                                 ============    ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                   122,703

     Undistributed capital gains                                                   3,121,593

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                      3,244,296

                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                  118,153,102

     Capital loss carryforwards                                                            0

     Post-October losses                                                                   0
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                       121,397,398
                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. For the year ended December 31, 2003 the Portfolio reclassified $16,105 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Stock Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.75%
     47,213 Boeing Co                                                  1,989,556
     11,181 General Dynamics Corp                                      1,010,651
      6,601 Goodrich Corp                                                195,984
     48,389 Honeywell International Inc                                1,617,644
      5,425 L-3 Communications Holdings Inc*                             278,628
     25,298 Lockheed Martin Corp                                       1,300,317
     10,298 Northrop Grumman Corp                                        984,489
      3,450 Precision Castparts Corp                                     156,665
     23,323 Raytheon Co                                                  700,623
      9,930 Rockwell Collins                                             298,198
        600 Sequa Corp Class A*                                           29,400
     26,461 United Technologies Corp                                   2,507,709
                                                                     $11,069,864

AGRICULTURE --- 0.19%
     36,300 Archer-Daniels-Midland Co                                    552,486
      6,451 IMC Global Inc                                                64,058
     14,688 Monsanto Co                                                  422,721
      1,800 Scotts Co Class A*                                           106,488
                                                                      $1,145,753

AIR FREIGHT --- 1.05%
      4,756 CH Robinson Worldwide Inc                                    180,300
      2,787 CNF Inc                                                       94,479
      2,650 EGL Inc*                                                      46,534
      5,874 Expeditors International of Washington Inc                   221,215
     16,789 FedEx Corp                                                 1,133,258
      4,430 JB Hunt Transport Services Inc*                              119,654
      3,640 Ryder System Inc                                             124,306
     63,137 United Parcel Service Inc Class B                          4,706,863
                                                                      $6,626,609

AIRLINES --- 0.16%
      1,450 Alaska Air Group Inc*                                         39,571
      6,918 Delta Air Lines Inc                                           81,702
      5,700 JetBlue Airways Corp*                                        151,164
     44,160 Southwest Airlines Co                                        712,742
                                                                        $985,179

AUTO PARTS & EQUIPMENT --- 0.33%
      3,800 ArvinMeritor Inc                                              91,656
      1,100 Bandag Inc                                                    45,320
      1,523 BorgWarner Inc                                               129,562
      4,099 Cooper Tire & Rubber Co                                       87,637
      8,337 Dana Corp                                                    152,984
     31,458 Delphi Corp                                                  321,186
      4,360 Gentex Corp                                                  192,538
      9,800 Goodyear Tire & Rubber Co*                                    77,028
      5,150 Johnson Controls Inc                                         598,018
      3,793 Lear Corp                                                    232,625
      1,900 Modine Manufacturing Co                                       51,262
      1,479 Superior Industries International Inc                         64,366
      7,338 Visteon Corp                                                  76,389
                                                                      $2,120,571

AUTOMOBILES --- 0.52%
    102,795 Ford Motor Co                                              1,644,720
     31,475 General Motors Corp                                        1,680,765
                                                                      $3,325,485

BANKS --- 6.32%
     19,679 AmSouth Bancorp                                              482,136
      4,124 Associated Banc-Corp                                         175,889
     30,720 BB&T Corp                                                  1,187,021
     62,800 Bank One Corp                                              2,863,052
     83,474 Bank of America Corp                                       6,713,814
      3,171 Bank of Hawaii Corp                                          133,816
      9,036 Banknorth Group Inc                                          293,941
     12,473 Charter One Financial Inc                                    430,942
      2,800 City National Corp                                           173,936
      6,950 Colonial BancGroup Inc                                       120,374
      9,837 Comerica Inc                                                 551,462
      4,309 Commerce Bancorp Inc                                         226,998
      6,850 Compass Bancshares Inc                                       269,274
      2,900 Cullen/Frost Bankers Inc                                     117,653
     32,018 Fifth Third Bancorp                                        1,892,264
      7,070 First Tennessee National Corp                                311,787
      4,725 FirstMerit Corp                                              127,433
     59,183 FleetBoston Financial Corp                                 2,583,338
      2,908 Greater Bay Bancorp                                           82,820
      8,741 Hibernia Corp                                                205,501
     12,842 Huntington Bancshares Inc                                    288,945
     23,539 KeyCorp                                                      690,163
      6,724 M&T Bank Corp                                                660,969
     12,749 Marshall & Ilsley Corp                                       487,649
      4,452 Mercantile Bankshares Corp                                   202,922
     34,182 National City Corp                                         1,160,137
     11,545 National Commerce Financial Corp                             314,948
      8,544 North Fork Bancorp Inc                                       345,776
     15,622 PNC Financial Services Group                                 854,992
      2,700 Provident Financial Group Inc                                 86,265
     12,503 Regions Financial Corp                                       465,112
      1,928 Silicon Valley Bancshares*                                    69,543
     18,628 SouthTrust Corp                                              609,694
     15,824 SunTrust Banks Inc                                         1,131,416
     16,892 Synovus Financial Corp                                       488,517
      3,994 TCF Financial Corp                                           205,092
    108,268 US Bancorp                                                 3,224,221
     10,588 Union Planters Corp                                          333,416
     74,316 Wachovia Corp                                              3,462,382
     95,040 Wells Fargo & Co                                           5,596,906
      1,820 Westamerica Bancorp                                           90,454
      3,700 Wilmington Trust Corp                                        133,200
      5,035 Zions Bancorp                                                308,797
                                                                     $40,154,967

BIOTECHNOLOGY --- 1.25%
     72,428 Amgen Inc*                                                 4,476,050
     18,387 Biogen Idec Inc*                                             676,274
      2,563 Charles River Laboratories International Inc*                 87,988
     10,585 Chiron Corp*                                                 603,239
     12,564 Genzyme Corp*                                                619,908
     11,407 Gilead Sciences Inc*                                         663,203
     13,904 MedImmune Inc*                                               353,162
     16,848 Millennium Pharmaceuticals Inc*                              314,552
      5,250 Protein Design Labs Inc*                                      93,975
      4,292 Vertex Pharmaceuticals Inc*                                   43,907
                                                                      $7,932,258

BROADCAST/MEDIA --- 1.09%
     34,612 Clear Channel Communications Inc                           1,620,880
    126,395 Comcast Corp*                                              4,154,604
      3,109 Emmis Communications Corp*                                    84,098
      2,900 Entercom Communications Corp*                                153,584
     18,073 Univision Communications Inc Class A*                        717,317
      5,636 Westwood One Inc*                                            192,808
                                                                      $6,923,291

BUILDING MATERIALS --- 0.25%
      4,088 American Standard Cos Inc*                                   411,662
      2,746 Martin Marietta Materials Inc                                128,980
     25,987 Masco Corp                                                   712,304
      5,705 Vulcan Materials Co                                          271,387
      2,300 York International Corp                                       84,640
                                                                      $1,608,973

CHEMICALS --- 1.53%
     12,779 Air Products & Chemicals Inc                                 675,115
      4,100 Airgas Inc                                                    88,068
      2,300 Albemarle Corp                                                68,931
      3,450 Cabot Corp                                                   109,848
      6,198 Crompton Corp                                                 44,440
      2,200 Cytec Industries Inc*                                         84,458
     51,692 Dow Chemical Co                                            2,148,836
     55,946 EI du Pont de Nemours & Co                                 2,567,362
      4,325 Eastman Chemical Co                                          170,967
     14,450 Ecolab Inc                                                   395,497
      7,031 Engelhard Corp                                               210,578
      1,950 FMC Corp*                                                     66,554
      2,350 Ferro Corp                                                    63,944
      2,800 Great Lakes Chemical Corp                                     76,132
      6,218 Hercules Inc*                                                 75,860
      5,271 International Flavors & Fragrances Inc                       184,063
      2,850 Lubrizol Corp                                                 92,682
      9,856 Lyondell Chemical Co                                         167,059
      1,150 Minerals Technologies Inc                                     68,138
      3,271 Olin Corp                                                     65,616
      9,539 PPG Industries Inc                                           610,687
     18,246 Praxair Inc                                                  696,997
      6,487 RPM Inc                                                      106,776
     12,493 Rohm & Haas Co                                               533,576
      3,890 Sigma-Aldrich Corp                                           222,430
      2,907 Valspar Corp                                                 143,664
                                                                      $9,738,278

COMMUNICATIONS - EQUIPMENT --- 1.35%
     20,848 3Com Corp*                                                   170,328
     45,134 ADC Telecommunications Inc*                                  134,048
      4,400 ADTRAN Inc                                                   136,400
      4,796 Advanced Fibre Communications*                                96,639
      8,587 Andrew Corp*                                                  98,836
     23,305 Avaya Inc*                                                   301,567
      2,600 Avocent Corp*                                                 94,952
     26,556 CIENA Corp*                                                  176,332
      3,300 CommScope Inc*                                                53,889
     10,740 Comverse Technology Inc*                                     188,917
     74,662 Corning Inc*                                                 778,725
      3,700 Harris Corp                                                  140,415
     80,498 JDS Uniphase Corp*                                           293,818
    235,406 Lucent Technologies Inc*                                     668,553
      6,424 McDATA Corp*                                                  61,221
    130,690 Motorola Inc                                               1,838,808
      2,450 Plantronics Inc*                                              79,993
      5,520 Polycom Inc*                                                 107,750
      3,500 Powerwave Technologies Inc*                                   26,775
      5,283 QLogic Corp*                                                 272,603
     44,987 QUALCOMM Inc                                               2,426,149
      8,523 Scientific-Atlanta Inc                                       232,678
     23,348 Tellabs Inc*                                                 196,824
                                                                      $8,576,220

COMPUTER HARDWARE & SYSTEMS --- 3.59%
     20,363 Apple Computer Inc*                                          435,157
    143,798 Dell Inc*                                                  4,883,380
      4,083 Diebold Inc                                                  219,951
    134,902 EMC Corp*                                                  1,742,934
     18,190 Gateway Inc*                                                  83,674
    171,176 Hewlett-Packard Co                                         3,931,913
      1,990 Imation Corp                                                  69,949
     96,613 International Business Machines Corp                       8,954,093
      7,212 Lexmark International Group Inc Class A*                     567,152
      5,300 NCR Corp*                                                    205,640
     19,298 Network Appliance Inc*                                       396,188
      9,900 Quantum Corp*                                                 30,888
      4,474 Sandisk Corp*                                                273,540
      6,223 Storage Technology Corp*                                     160,242
    183,399 Sun Microsystems Inc*                                        823,462
                                                                     $22,778,163

COMPUTER SOFTWARE & SERVICES --- 7.76%
      4,942 Activision Inc*                                               89,944
      4,691 Acxiom Corp*                                                  87,112
     13,183 Adobe Systems Inc                                            518,092
      1,800 Advent Software*                                              31,374
      3,334 Ascential Software Corp*                                      86,451
      6,260 Autodesk Inc                                                 153,871
     33,370 Automatic Data Processing Inc                              1,321,786
     12,665 BMC Software Inc*                                            236,202
     14,710 Cadence Design Systems Inc*                                  264,486
    387,638 Cisco Systems Inc*                                         9,415,727
      9,143 Citrix Systems Inc*                                          193,923
     32,491 Computer Associates International Inc                        888,304
     10,524 Computer Sciences Corp*                                      465,477
     21,557 Compuware Corp*                                              130,204
     26,034 Concord EFS Inc*                                             386,345
      7,980 Convergys Corp*                                              139,331
     16,692 Electronic Arts Inc*                                         797,544
     26,916 Electronic Data Systems Corp                                 660,519
      2,700 Fair Isaac Co                                                132,732
     40,973 First Data Corp                                            1,683,581
     10,843 Fiserv Inc*                                                  428,407
      7,200 Gartner Inc*                                                  81,432
      2,783 Internet Security Systems Inc*                                52,404
     11,116 Intuit Inc*                                                  588,148
      5,022 Jack Henry & Associates Inc                                  103,353
      3,550 Keane Inc*                                                    51,972
      5,800 MPS Group Inc*                                                54,230
      3,500 Macromedia Inc*                                               62,440
      2,700 Macrovision Corp*                                             60,993
      3,750 Mentor Graphics Corp*                                         54,525
      5,054 Mercury Interactive Corp*                                    245,827
    607,127 Microsoft Corp                                            16,720,325
      8,999 Network Associates Inc*                                      135,345
     20,950 Novell Inc*                                                  220,394
    293,464 Oracle Corp*                                               3,873,725
     14,950 Parametric Technology Corp*                                   58,903
     21,150 Paychex Inc                                                  786,780
     21,049 PeopleSoft Inc*                                              479,917
      3,350 RSA Security  Inc*                                            47,570
      3,000 Retek Inc*                                                    27,840
      3,779 Reynolds & Reynolds Co Class A                               109,780
      8,041 Sabre Holdings Corp                                          173,605
     27,746 Siebel Systems Inc*                                          384,837
     16,093 SunGard Data Systems Inc*                                    445,937
      5,389 Sybase Inc*                                                  110,906
     17,320 Symantec Corp*                                               600,138
      8,686 Synopsys Inc*                                                293,239
      4,500 Titan Corp*                                                   98,145
      2,000 Transaction Systems Architects Inc Class A*                   45,260
     18,477 Unisys Corp*                                                 274,383
     24,007 VERITAS Software Corp*                                       892,100
      4,700 Wind River Systems*                                           41,172
     36,874 Yahoo! Inc*                                                1,665,599
     36,284 eBay Inc*                                                  2,343,584
                                                                     $49,296,220

CONGLOMERATES --- 3.93%
     44,108 3M Co                                                      3,750,503
      4,848 ALLETE Inc                                                   148,349
      1,726 Carlisle Cos Inc                                             105,044
    563,801 General Electric Co                                       17,466,555
      2,200 Teleflex Inc                                                 106,326
      7,616 Textron Inc                                                  434,569
    112,256 Tyco International Ltd                                     2,974,784
                                                                     $24,986,130

CONTAINERS --- 0.16%
      3,187 Ball Corp                                                    189,850
      2,950 Bemis Co Inc                                                 147,500
      8,800 Pactiv Corp*                                                 210,320
      4,766 Sealed Air Corp*                                             258,031
      3,063 Temple-Inland Inc                                            191,958
                                                                        $997,659

COSMETICS & PERSONAL CARE --- 0.50%
      3,295 Alberto-Culver Co Class B                                    207,849
     13,287 Avon Products Inc                                            896,740
     56,776 Gillette Co                                                2,085,382
                                                                      $3,189,971

DISTRIBUTORS --- 0.34%
      4,279 Fastenal Co                                                  213,693
      9,730 Genuine Parts Co                                             323,036
     36,295 SYSCO Corp                                                 1,351,263
      5,120 WW Grainger Inc                                              242,637
                                                                      $2,130,629

ELECTRIC COMPANIES --- 2.14%
      7,050 Allegheny Energy Inc*                                         89,958
      6,196 Alliant Energy Corp                                          154,280
      9,179 Ameren Corp                                                  422,234
     22,189 American Electric Power Co Inc                               676,986
      1,800 Black Hills Corp                                              53,694
      8,950 CMS Energy Corp*                                              76,254
     17,129 CenterPoint Energy Inc                                       165,980
     10,052 Cinergy Corp                                                 390,118
     12,711 Consolidated Edison Inc                                      546,700
      7,064 DPL Inc                                                      147,496
      9,448 DTE Energy Co                                                372,251
     18,252 Dominion Resources Inc                                     1,165,025
      4,201 Duquesne Light Holdings Inc                                   77,046
     18,281 Edison International*                                        400,902
     12,887 Entergy Corp                                                 736,234
     18,411 Exelon Corp                                                1,221,754
     10,331 FPL Group Inc                                                675,854
     18,564 FirstEnergy Corp                                             653,453
      3,865 Great Plains Energy Inc                                      122,984
      2,100 Hawaiian Electric Industries Inc                              99,477
      2,100 IDACORP Inc                                                   62,832
      2,985 NSTAR                                                        144,773
      7,466 Northeast Utilities                                          150,589
      4,876 OGE Energy Corp                                              117,950
     23,238 PG&E Corp*                                                   645,319
      2,250 PNM Resources Inc                                             63,225
      9,990 PPL Corp                                                     437,063
      9,552 Pepco Holdings Inc                                           186,646
      5,105 Pinnacle West Capital Corp                                   204,302
     13,786 Progress Energy Inc                                          623,954
      8,100 Progress Energy Inc @ (CVO)*                                       0
      5,250 Puget Energy Inc                                             124,793
      6,550 Sierra Pacific Resources*                                     48,077
     41,095 Southern Co                                                1,243,124
     10,530 TECO Energy Inc                                              151,737
     18,174 TXU Corp                                                     431,087
      2,029 WPS Resources Corp                                            93,801
      6,637 Wisconsin Energy Corp                                        222,008
     22,393 Xcel Energy Inc                                              380,233
                                                                     $13,580,193

ELECTRONIC INSTRUMENT & EQUIP --- 1.14%
     26,739 Agilent Technologies Inc*                                    781,848
     11,144 American Power Conversion Corp                               272,471
      1,850 Ametek Inc                                                    89,281
      5,615 Arrow Electronics Inc*                                       129,931
      6,695 Avnet Inc*                                                   145,014
      4,665 CDW Corp                                                     269,450
      5,245 Cooper Industries Inc                                        303,843
     23,632 Emerson Electric Co                                        1,530,172
      3,350 Hubbell Inc Class B                                          147,735
     11,226 Jabil Circuit Inc*                                           317,696
      4,850 KEMET Corp*                                                   66,397
     10,716 Molex Inc                                                    373,881
      2,907 National Instruments Corp                                    132,181
      2,150 Newport Corp*                                                 35,540
      7,071 PerkinElmer Inc                                              120,702
      2,350 Plexus Corp*                                                  40,350
      4,650 Power-One Inc*                                                50,360
     10,479 Rockwell Automation Inc                                      373,052
     29,015 Sanmina-SCI Corp*                                            365,879
      2,850 Silicon Laboratories Inc*                                    123,177
     46,869 Solectron Corp*                                              276,996
     12,947 Symbol Technologies Inc                                      218,675
      3,176 Tech Data Corp*                                              126,055
      4,736 Tektronix Inc                                                149,658
      9,093 Thermo Electron Corp*                                        229,144
      3,250 Thomas & Betts Corp                                           74,393
      1,972 Varian Inc*                                                   82,292
      8,959 Vishay Intertechnology Inc*                                  205,161
      6,773 Waters Corp*                                                 224,593
                                                                      $7,255,927

ELECTRONICS - SEMICONDUCTOR --- 4.19%
     19,568 Advanced Micro Devices Inc*                                  291,563
     21,248 Altera Corp*                                                 482,330
     20,603 Analog Devices Inc                                           940,527
     93,394 Applied Materials Inc*                                     2,096,695
     17,200 Applied Micro Circuits Corp*                                 102,856
     26,400 Atmel Corp*                                                  158,664
     17,020 Broadcom Corp Class A*                                       580,212
      1,364 Cabot Microelectronics Corp*                                  66,836
      3,507 Credence Systems Corp*                                        46,152
      4,100 Cree Inc*                                                     72,529
      6,700 Cypress Semiconductor Corp*                                  143,112
      6,576 Fairchild Semiconductor International Inc*
164,203
      4,000 Integrated Circuit Systems Inc*                              113,960
      5,844 Integrated Device Technology Inc*                            100,341
    366,794 Intel Corp                                                11,810,767
      3,600 International Rectifier Corp*                                177,876
      7,749 Intersil Holding Corp                                        192,563
     10,973 KLA-Tencor Corp*                                             643,786
     21,262 LSI Logic Corp*                                              188,594
      2,850 LTX Corp*                                                     42,836
      7,283 Lam Research Corp*                                           235,241
      6,300 Lattice Semiconductor Corp*                                   60,984
     17,585 Linear Technology Corp                                       739,801
     18,423 Maxim Integrated Products Inc                                917,465
      5,080 Micrel Inc*                                                   79,146
     11,677 Microchip Technology Inc                                     389,545
     34,229 Micron Technology Inc*                                       461,065
      9,107 NVIDIA Corp*                                                 211,738
     10,416 National Semiconductor Corp*                                 410,495
      8,591 Novellus Systems Inc*                                        361,252
      9,645 PMC-Sierra Inc*                                              194,347
     10,350 RF Micro Devices Inc*                                        104,018
      4,108 Semtech Corp*                                                 93,375
     10,675 Teradyne Inc*                                                271,679
     97,144 Texas Instruments Inc                                      2,854,091
      7,497 TriQuint Semiconductor Inc*                                   53,004
     19,243 Xilinx Inc*                                                  745,474
                                                                     $26,599,122

ENGINEERING & CONSTRUCTION --- 0.08%
      2,650 Dycom Industries Inc*                                         71,073
      4,577 Fluor Corp                                                   181,432
      2,287 Granite Construction Inc                                      53,722
      3,110 Jacobs Engineering Group Inc*                                149,311
      6,450 Quanta Services Inc*                                          47,085
                                                                        $502,623

FINANCIAL SERVICES --- 6.04%
      8,745 AmeriCredit Corp*                                            139,308
      4,487 Astoria Financial Corp                                       166,916
     43,442 Bank of New York Co Inc                                    1,438,799
    289,727 Citigroup Inc                                             14,063,349
     13,784 Countrywide Credit Industries Inc                          1,045,516
      3,891 Eaton Vance Corp                                             142,566
     54,609 Fannie Mae (nonvtg)                                        4,098,952
      6,100 Federated Investors Inc Class B                              179,096
     14,075 Franklin Resources Inc                                       732,745
     39,058 Freddie Mac                                                2,277,863
      8,579 Golden West Financial Corp                                   885,267
      7,477 GreenPoint Financial Corp                                    264,088
      3,061 Independence Community Bank Corp                             110,104
      3,098 IndyMac Bancorp Inc                                           92,289
      3,650 Investors Financial Services Corp                            140,197
    114,564 JP Morgan Chase & Co                                       4,207,936
     13,430 Janus Capital Group Inc                                      220,386
      3,723 Legg Mason Inc                                               287,341
      5,530 MGIC Investment Corp                                         314,878
     24,186 Mellon Financial Corp                                        776,612
      8,394 Moody's Corp                                                 508,257
     10,837 New York Community Bancorp Inc                               412,348
     12,389 Northern Trust Corp                                          575,097
      5,351 PMI Group Inc                                                199,218
     18,163 Principal Financial Group                                    600,650
      5,261 Radian Group Inc                                             256,474
      5,863 SEI Investments Co                                           178,646
     16,380 Sovereign Bancorp Inc                                        389,025
     18,785 State Street Corp                                            978,323
      7,006 T Rowe Price Group Inc                                       332,154
      4,628 Waddell & Reed Financial Class A                             108,573
      3,900 Washington Federal Inc                                       110,760
     50,463 Washington Mutual Inc                                      2,024,576
      2,568 Webster Financial Corp                                       117,768
                                                                     $38,376,077

FOOD & BEVERAGES --- 3.67%
      2,050 Adolph Coors Co Class B                                      115,005
     45,747 Anheuser-Busch Co Inc                                      2,409,952
      3,406 Brown-Forman Corp                                            318,291
     23,061 Campbell Soup Co                                             618,035
    137,651 Coca-Cola Co                                               6,985,788
     25,477 Coca-Cola Enterprises Inc                                    557,182
     30,162 ConAgra Foods Inc                                            795,975
      5,949 Constellation Brands Inc*                                    195,901
      8,788 Dean Foods Co*                                               288,862
     20,944 General Mills Inc                                            948,763
     19,729 HJ Heinz Co                                                  718,727
      7,355 Hershey Foods Corp                                           566,261
      7,748 Hormel Foods Corp                                            199,976
      2,500 Interstate Bakeries Corp                                      35,575
      2,812 JM Smucker Co                                                127,355
     22,889 Kellogg Co                                                   871,613
      1,998 Lancaster Colony Corp                                         90,230
      7,807 McCormick & Co Inc (nonvtg)                                  234,991
     14,736 Pepsi Bottling Group Inc                                     356,316
      8,091 PepsiAmericas Inc                                            138,518
          0 PepsiCo Inc                                                        0
     96,409 PepsiCo Inc                                                4,494,588
     44,334 Sara Lee Corp                                                962,491
      2,600 Sensient Technologies Corp                                    51,402
      6,209 Smithfield Foods Inc*                                        128,526
      2,912 Tootsie Roll Industries Inc                                  104,832
     19,652 Tyson Foods Inc Class A                                      260,192
     12,620 Wm Wrigley Jr Co                                             709,370
                                                                     $23,284,717

GOLD, METALS & MINING --- 0.73%
     48,594 Alcoa Inc                                                  1,846,572
      4,525 Allegheny Technologies Inc                                    59,821
      2,950 Arch Coal Inc                                                 91,952
      1,250 Carpenter Technology Corp                                     36,963
      9,657 Freeport-McMoRan Copper & Gold Inc                           406,849
     24,286 Newmont Mining Corp                                        1,180,542
      4,379 Nucor Corp                                                   245,224
      3,043 Peabody Energy Corp                                          126,924
      5,004 Phelps Dodge Corp*                                           380,754
      5,800 United States Steel Corp                                     203,116
      4,781 Worthington Industries Inc                                    86,201
                                                                      $4,664,918

HEALTH CARE RELATED --- 2.09%
      5,187 AdvancePCS*                                                  273,147
      8,549 Aetna Inc                                                    577,741
      6,283 AmericsourceBergen Corp                                      352,790
      7,807 Anthem Inc*                                                  585,525
      2,850 Apria Healthcare Group Inc*                                   81,140
      7,862 CIGNA Corp                                                   452,065
     24,357 Cardinal Health Inc                                        1,489,674
      5,495 Community Health Systems Inc*                                146,057
      3,455 Covance Inc*                                                  92,594
      3,356 Coventry Health Care Inc*                                    216,428
      4,406 Express Scripts Inc Class A*                                 292,691
      5,303 First Health Group Corp*                                     103,196
     27,846 HCA Inc                                                    1,196,264
     13,453 Health Management Associates Inc Class A                     322,872
      6,409 Health Net Inc*                                              209,574
      2,426 Henry Schein Inc*                                            163,949
      9,063 Humana Inc*                                                  207,090
     13,393 IMS Health Inc                                               332,950
      2,150 LifePoint Hospitals Inc*                                      63,318
      5,537 Lincare Holdings Inc*                                        166,276
      4,967 Manor Care Inc                                               171,709
     16,316 McKesson HBOC Inc                                            524,723
     15,157 Medco Health Solutions Inc*                                  515,186
      5,770 Omnicare Inc                                                 233,050
      4,566 Oxford Health Plans Inc*                                     198,621
      2,341 PacifiCare Health Systems Inc*                               158,252
      3,842 Patterson Dental Co*                                         246,503
      5,892 Quest Diagnostics Inc*                                       430,764
     26,045 Tenet Healthcare Corp*                                       418,022
      4,202 Triad Hospitals Inc*                                         139,801
     32,912 United Health Group Inc                                    1,914,820
      3,260 Universal Health Services Inc Class B                        175,127
      8,558 Wellpoint Health Networks Inc*                               830,040
                                                                     $13,281,959

HEAVY TRUCKS & PARTS --- 0.02%
      2,400 Cummins Engine Co Inc                                        117,456
                                                                        $117,456

HOMEBUILDING --- 0.32%
      3,489 Centex Corp                                                  375,591
      8,800 DR Horton Inc                                                380,688
      1,700 Hovnanian Enterprises Inc*                                   148,002
      2,632 KB Home                                                      190,873
      4,433 Lennar Corp                                                  425,568
      3,483 Pulte Corp                                                   326,078
      4,095 Toll Corp*                                                   162,817
                                                                      $2,009,617

HOTELS/MOTELS --- 0.45%
     35,368 Carnival Corp                                              1,405,171
      5,383 Extended Stay America Inc                                     77,946
     21,288 Hilton Hotels Corp                                           364,663
     12,972 Marriott International Inc Class A                           599,306
     11,374 Starwood Hotels & Resorts Worldwide Inc                      409,123
                                                                      $2,856,209

HOUSEHOLD GOODS --- 2.22%
      3,700 American Greetings Corp Class A*                              80,919
      4,368 Black & Decker Corp                                          215,430
      2,564 Blyth Industries Inc                                          82,612
      2,250 Church & Dwight Co Inc                                        89,100
     11,846 Clorox Co                                                    575,242
     30,202 Colgate-Palmolive Co                                       1,511,610
      5,363 Dial Corp                                                    152,685
      4,722 Energizer Holdings Inc*                                      177,358
      8,170 Fortune Brands Inc                                           584,073
      3,100 Furniture Brands International Inc                            90,923
     28,381 Kimberly-Clark Corp                                        1,677,033
     10,786 Leggett & Platt Inc                                          233,301
      4,409 Maytag Corp                                                  122,791
      3,733 Mohawk Industries Inc*                                       263,326
     15,365 Newell Rubbermaid Inc                                        349,861
     72,868 Procter & Gamble Co                                        7,278,056
      3,250 Snap-on Inc                                                  104,780
      4,566 Stanley Works                                                172,914
      3,250 Tupperware Corp                                               56,355
      3,954 Whirlpool Corp                                               287,258
                                                                     $14,105,627

INSURANCE RELATED --- 4.57%
     15,697 ACE Ltd                                                      650,170
     28,779 AFLAC Inc                                                  1,041,224
      2,950 Allmerica Financial Corp*                                     90,772
     39,494 Allstate Corp                                              1,699,032
      5,997 Ambac Financial Group Inc                                    416,132
      4,100 American Financial Group Inc                                 108,486
    146,468 American International Group Inc                           9,707,899
      2,186 Amerus Group Co                                               76,444
     17,543 Aon Corp                                                     419,979
      5,047 Arthur J Gallagher & Co                                      163,977
      3,827 Brown & Brown Inc                                            124,798
     10,550 Chubb Corp                                                   718,455
      8,990 Cincinnati Financial Corp                                    376,501
      3,136 Everest Re Group Ltd                                         265,306
      8,337 Fidelity National Financial Inc                              323,309
      4,420 First American Financial Corp                                131,583
      3,550 HCC Insurance Holdings Inc                                   112,890
     15,863 Hartford Financial Services Group Inc                        936,393
      2,350 Horace Mann Educators Corp                                    32,830
      7,977 Jefferson-Pilot Corp                                         404,035
     16,214 John Hancock Financial Services Inc                          608,025
      3,889 Leucadia National Corp                                       179,283
      9,992 Lincoln National Corp                                        403,377
     10,414 Loews Corp                                                   514,972
      8,136 MBIA Inc                                                     481,895
     29,810 Marsh & McLennan Cos Inc                                   1,427,601
     42,695 MetLife Inc                                                1,437,541
      2,600 Mony Group Inc*                                               81,354
      3,382 Ohio Casualty Corp*                                           58,712
     10,184 Old Republic International Corp                              258,254
     12,205 Progressive Corp                                           1,020,216
      3,848 Protective Life Corp                                         130,216
     30,350 Prudential Financial Inc                                   1,267,720
      7,773 SAFECO Corp                                                  302,603
     12,858 St Paul Cos Inc                                              509,820
      1,660 StanCorp Financial Group Inc                                 104,381
      6,391 Torchmark Corp                                               291,046
     56,336 Travelers Property Casualty Corp                             956,022
      3,782 Unitrin Inc                                                  156,613
     16,621 UnumProvident Corp                                           262,113
      4,650 WR Berkley Corp                                              162,518
      7,688 XL Capital Ltd Class A                                       596,204
                                                                     $29,010,701

INVESTMENT BANK/BROKERAGE FIRM --- 1.95%
      4,449 AG Edwards Inc                                               161,187
      5,491 Bear Stearns Co Inc                                          439,005
     76,080 Charles Schwab Corp                                          900,787
     20,523 E*Trade Financial Corp*                                      259,616
     26,657 Goldman Sachs Group Inc                                    2,631,846
      2,550 Investment Technology Group Inc*                              41,183
      3,309 LaBranche & Co Inc                                            38,616
     15,262 Lehman Brothers Holdings Inc                               1,178,532
     53,126 Merrill Lynch & Co Inc                                     3,115,840
     60,809 Morgan Stanley                                             3,519,017
      2,700 Raymond James Financial Inc                                  101,790
                                                                     $12,387,419

LEISURE & ENTERTAINMENT --- 2.37%
      3,550 Boyd Gaming Corp                                              57,297
      5,154 Brunswick Corp                                               164,052
     16,919 Caesars Entertainment Inc*                                   183,233
      4,200 Callaway Golf Co                                              70,770
      3,340 GTECH Holdings Corp                                          165,297
     16,978 Harley-Davidson Inc                                          806,964
      6,193 Harrah's Entertainment Inc                                   308,226
      9,752 Hasbro Inc                                                   207,523
     19,480 International Game Technology                                695,436
      2,996 International Speedway Corp Class A                          133,801
      3,511 Mandalay Resort Group                                        157,012
     24,055 Mattel Inc                                                   463,540
      5,200 Six Flags Inc*                                                39,104
    253,858 Time Warner Inc*                                           4,566,905
     98,203 Viacom Inc Class B                                         4,358,249
    114,811 Walt Disney Co                                             2,678,541
                                                                     $15,055,950

MACHINERY --- 0.70%
      4,198 AGCO Corp*                                                    84,548
     19,489 Caterpillar Inc                                            1,617,977
     13,526 Deere & Co                                                   879,866
      2,444 Donaldson Co Inc                                             144,587
      2,673 Federal Signal Corp                                           46,831
      3,100 Flowserve Corp*                                               64,728
      2,550 Graco Inc                                                    102,255
      2,350 Harsco Corp                                                  102,977
      1,989 Kennametal Inc                                                79,063
      3,917 Navistar International Corp*                                 187,585
      1,950 Nordson Corp                                                  67,334
      6,565 PACCAR Inc                                                   558,813
      2,750 Pentair Inc                                                  125,675
      4,289 SPX Corp*                                                    252,236
      1,050 Tecumseh Products Co Class A                                  50,852
      2,550 Trinity Industries Inc                                        78,642
                                                                      $4,443,969

MANUFACTURING --- 0.77%
      3,295 Crane Co                                                     101,288
      8,702 Danaher Corp                                                 798,409
     11,347 Dover Corp                                                   451,043
      4,305 Eaton Corp                                                   464,854
      5,192 ITT Industries Inc                                           385,298
     17,310 Illinois Tool Works Inc                                    1,452,482
      9,814 Ingersoll-Rand Co                                            666,174
      6,959 Pall Corp                                                    186,710
      6,718 Parker-Hannifin Corp                                         399,721
                                                                      $4,905,979

MEDICAL PRODUCTS --- 2.01%
      5,061 Apogent Techologies Inc*                                     116,605
     11,690 Applera Corp Applied Biosystems Group                        242,100
      3,009 Bausch & Lomb Inc                                            156,167
     34,275 Baxter International Inc                                   1,046,073
      3,504 Beckman Coulter Inc                                          178,108
     14,260 Becton Dickinson & Co                                        586,656
     14,407 Biomet Inc                                                   524,559
     46,016 Boston Scientific Corp*                                    1,691,548
      2,935 CR Bard Inc                                                  238,469
      6,130 Cytyc Corp*                                                   84,349
      4,442 Dentsply International Inc                                   200,645
      3,368 Edwards Lifesciences Corp*                                   101,309
     17,478 Guidant Corp                                               1,052,176
      3,450 Hillenbrand Industries Inc                                   214,107
     68,123 Medtronic Inc                                              3,311,459
      2,800 Millipore Corp*                                              120,540
      9,734 St Jude Medical Inc*                                         597,181
      3,849 Steris Corp*                                                  86,987
     11,279 Stryker Corp                                                 958,828
      2,650 VISX Inc*                                                     61,348
      3,849 Varian Medical Systems Inc*                                  265,966
     13,561 Zimmer Holdings Inc*                                         954,694
                                                                     $12,789,874

OFFICE EQUIPMENT & SUPPLIES --- 0.30%
      6,221 Avery Dennison Corp                                          348,500
      3,256 HON Industries Inc                                           141,050
      4,071 Herman Miller Inc                                             98,803
     13,144 Pitney Bowes Inc                                             533,909
     44,380 Xerox Corp*                                                  612,444
      2,650 Zebra Technologies Corp Class A*                             175,881
                                                                      $1,910,587

OIL & GAS --- 5.82%
      5,069 Amerada Hess Corp                                            269,519
     14,132 Anadarko Petroleum Corp                                      720,873
      9,174 Apache Corp                                                  744,011
      3,816 Ashland Inc                                                  168,133
      8,892 BJ Services Co*                                              319,223
     18,755 Baker Hughes Inc                                             603,161
     11,189 Burlington Resources Inc                                     619,647
     60,036 ChevronTexaco Corp                                         5,186,510
     38,287 ConocoPhillips                                             2,510,479
      3,050 Cooper Cameron Corp*                                         142,130
     13,125 Devon Energy Corp                                            751,538
      8,413 ENSCO International Inc                                      228,581
      6,445 EOG Resources                                                297,566
    371,123 Exxon Mobil Corp                                          15,216,043
      3,655 FMC Technologies Inc*                                         85,162
      2,961 Forest Oil Corp*                                              84,596
      6,809 Grant Prideco Inc*                                            88,653
     24,590 Halliburton Co                                               639,340
      4,050 Hanover Compressor Co*                                        45,158
      2,800 Helmerich & Payne Inc                                         78,204
      5,673 Kerr-McGee Corp                                              263,738
     17,415 Marathon Oil Corp                                            576,262
      5,134 Murphy Oil Corp                                              335,302
      8,211 Nabors Industries Ltd*                                       340,757
      4,751 National-Oilwell Inc*                                        106,232
      7,480 Noble Corp*                                                  267,634
      3,150 Noble Energy Inc                                             139,955
     21,668 Occidental Petroleum Corp                                    915,256
      2,050 Overseas Shipholding Group Inc                                69,803
      4,511 Patterson-UTI Energy Inc*                                    148,502
      6,671 Pioneer Natural Resources Co*                                213,005
      3,636 Pogo Producing Co                                            175,619
      7,545 Pride International Inc*                                     140,639
      5,223 Rowan Cos Inc*                                               121,017
     32,919 Schlumberger Ltd                                           1,801,328
      5,584 Smith International Inc*                                     231,848
      4,306 Sunoco Inc                                                   220,252
      3,400 Tidewater Inc                                                101,592
     17,939 Transocean Inc*                                              430,715
     14,568 Unocal Corp                                                  536,539
      6,814 Valero Energy Corp                                           315,761
      5,426 Varco International Inc*                                     111,938
      7,277 Weatherford International Ltd*                               261,972
      1,850 Western Gas Resources Inc                                     87,413
     10,300 XTO Energy Inc                                               291,490
                                                                     $37,003,096

PAPER & FOREST PRODUCTS --- 0.56%
      3,087 Bowater Inc                                                  142,959
     14,229 Georgia-Pacific Corp                                         436,403
     27,023 International Paper Co                                     1,164,962
      2,850 Longview Fibre Co                                             35,198
      5,862 Louisiana-Pacific Corp*                                      104,813
     11,253 MeadWestvaco Corp                                            334,777
      2,450 PH Glatfelter Co                                              30,503
      5,939 Packaging Corp of America                                    129,827
      1,600 Potlatch Corp                                                 55,632
      3,249 Rayonier Inc                                                 134,858
      5,405 Sonoco Products Co                                           133,071
      2,891 Wausau-Mosinee Paper Corp                                     39,086
     12,386 Weyerhaeuser Co                                              792,704
                                                                      $3,534,793

PERSONAL LOANS --- 1.13%
     72,270 American Express Co                                        3,485,582
     12,950 Capital One Financial Corp                                   793,706
     71,763 MBNA Corp                                                  1,783,311
     16,250 Providian Financial Corp*                                    189,150
     25,338 SLM Corp                                                     954,736
                                                                      $7,206,485

PHARMACEUTICALS --- 7.81%
     87,842 Abbott Laboratories                                        4,093,437
      7,348 Allergan Inc                                                 564,400
      3,752 Barr Laboratories Inc*                                       288,716
    108,862 Bristol-Myers Squibb Co                                    3,113,453
     63,055 Eli Lilly & Co                                             4,434,658
     20,504 Forest Laboratories Inc*                                   1,267,147
     11,051 IVAX Corp*                                                   263,898
    166,642 Johnson & Johnson                                          8,608,726
     13,496 King Pharmaceuticals Inc*                                    205,949
          0 Merck & Co Inc                                                     0
    124,971 Merck & Co Inc                                             5,773,660
     15,069 Mylan Laboratories Inc                                       380,643
      3,900 Perrigo Co                                                    61,308
    428,568 Pfizer Inc                                                15,141,307
      1,903 Pharmaceutical Resources Inc*                                123,980
      6,666 SICOR Inc*                                                   181,315
     82,512 Schering-Plough Corp                                       1,434,884
      4,710 Sepracor Inc*                                                112,710
      4,650 Valeant Pharmaceuticals International                        116,948
      6,121 Watson Pharmaceuticals Inc*                                  281,566
     74,781 Wyeth                                                      3,174,453
                                                                     $49,623,158

PHOTOGRAPHY/IMAGING --- 0.06%
     16,071 Eastman Kodak Co                                             412,543
                                                                        $412,543

POLLUTION CONTROL --- 0.24%
     17,943 Allied Waste Industries Inc*                                 249,049
      8,912 Republic Services Inc                                        228,415
      2,350 Stericycle Inc*                                              109,745
     32,734 Waste Management Inc                                         968,926
                                                                      $1,556,135

PRINTING & PUBLISHING --- 0.85%
      1,400 Banta Corp                                                    56,700
      6,434 Belo Corp Class A                                            182,340
      4,547 Dow Jones & Co Inc                                           226,668
     15,265 Gannett Co Inc                                             1,361,027
      4,521 Knight-Ridder Inc                                            349,790
      2,500 Lee Enterprises Inc                                          109,125
     10,743 McGraw-Hill Cos Inc                                          751,151
      1,300 Media General Inc Class A                                     84,630
      2,866 Meredith Corp                                                139,889
      8,372 New York Times Co Class A                                    400,098
      6,361 RR Donnelley & Sons Co                                       191,784
      5,554 Reader's Digest Association Inc Class A                       81,422
      2,200 Scholastic Corp*                                              74,888
     17,528 Tribune Co                                                   904,445
      2,913 Valassis Communications Inc*                                  85,497
        539 Washington Post Co Class B                                   426,565
                                                                      $5,426,019

RAILROADS --- 0.41%
     20,891 Burlington Northern Santa Fe Corp                            675,824
     11,977 CSX Corp                                                     430,453
     21,878 Norfolk Southern Corp                                        517,415
     14,403 Union Pacific Corp                                         1,000,720
                                                                      $2,624,412

REAL ESTATE --- 0.53%
      4,585 AMB Property Corp REIT                                       150,755
      5,282 Apartment Investment & Management Co Class A REIT            182,229
     22,396 Equity Office Properties Trust REIT                          641,645
     15,434 Equity Residential REIT                                      455,457
      2,950 Highwood Properties Inc REIT                                  74,930
      3,518 Hospitality Properties Trust REIT                            145,223
      4,459 Liberty Property Trust REIT                                  173,455
      3,329 Mack-Cali Realty Corp REIT                                   138,553
      5,455 New Plan Excel Realty Trust REIT                             134,575
     10,274 Plum Creek Timber Co Inc REIT                                312,843
     10,050 ProLogis Trust REIT                                          322,505
     10,786 Simon Property Group Inc REIT                                499,823
      7,100 United Dominion Realty Trust Inc REIT                        136,320
                                                                      $3,368,313

RESTAURANTS --- 0.71%
      3,080 Applebee's International Inc                                 120,952
      2,000 Bob Evans Farms Inc                                           64,920
      5,448 Brinker International Inc*                                   180,656
      2,822 CBRL Group Inc                                               107,970
      2,872 Cheesecake Factory Inc*                                      126,454
      9,191 Darden Restaurants Inc                                       193,379
      3,366 Krispy Kreme Doughnuts Inc*                                  123,196
     71,235 McDonald's Corp                                            1,768,765
      4,220 Outback Steakhouse Inc                                       186,566
      3,592 Ruby Tuesday Inc                                             102,336
     21,964 Starbucks Corp*                                              726,130
      6,451 Wendy's International Inc                                    253,137
     16,547 Yum! Brands Inc*                                             569,217
                                                                      $4,523,678

RETAIL --- 6.56%
      4,057 99 Cents Only Stores*                                        110,472
      5,368 Abercrombie & Fitch Co*                                      132,643
     20,572 Albertson's Inc                                              465,956
      3,950 American Eagle Outfitters Inc*                                64,780
     15,426 AutoNation Inc*                                              283,376
      5,016 AutoZone Inc*                                                427,413
      3,885 BJ's Wholesale Club Inc*                                      89,200
      3,787 Barnes & Noble Inc*                                          124,403
     16,616 Bed Bath & Beyond Inc*                                       720,304
     18,224 Best Buy Co Inc                                              952,022
      6,522 Big Lots Inc*                                                 92,678
      4,850 Boise Cascade Corp                                           159,371
      4,325 Borders Group Inc*                                            94,804
     22,136 CVS Corp                                                     799,552
      4,862 Chicos FAS Inc*                                              179,651
     11,730 Circuit City Stores Inc - CarMax Group                       118,825
      5,450 Claire's Stores Inc                                          102,678
     25,742 Costco Wholesale Corp*                                       957,088
      4,673 Dillard's Inc                                                 76,918
     18,889 Dollar General Corp                                          396,480
      6,495 Dollar Tree Stores Inc*                                      195,240
      9,642 Family Dollar Stores Inc                                     345,955
     10,210 Federated Department Stores Inc                              481,197
     50,272 Gap Inc                                                    1,166,813
    127,784 Home Depot Inc                                             4,535,054
     15,345 JC Penney Co Inc                                             403,267
     19,073 Kohl's Corp*                                                 857,141
     41,766 Kroger Co*                                                   773,089
     28,970 Limited Inc                                                  522,329
      2,050 Longs Drug Stores Corp                                        50,717
     44,201 Lowe's Cos Inc                                             2,448,293
     16,188 May Department Stores Co                                     470,585
      3,736 Michaels Stores Inc                                          165,131
      2,750 Neiman Marcus Group Inc*                                     147,593
      7,690 Nordstrom Inc                                                263,767
      3,100 O'Reilly Automotive Inc*                                     118,916
     17,576 Office Depot Inc*                                            293,695
      3,800 Payless ShoeSource Inc*                                       50,920
      8,016 Petsmart Inc                                                 190,781
      5,009 Pier 1 Imports Inc                                           109,497
      9,168 RadioShack Corp                                              281,274
      8,574 Ross Stores Inc                                              226,611
      2,550 Ruddick Corp                                                  45,645
      7,490 SUPERVALU Inc                                                214,139
     24,766 Safeway Inc*                                                 542,623
      7,618 Saks Inc*                                                    114,575
     14,296 Sears Roebuck & Co                                           650,325
      8,164 Sherwin-Williams Co                                          283,617
     27,803 Staples Inc*                                                 759,022
     28,270 TJX Cos Inc                                                  623,354
     51,158 Target Corp                                                1,964,467
      8,247 Tiffany & Co                                                 372,764
     11,947 Toys R Us Inc*                                               151,010
    243,036 Wal-Mart Stores Inc                                       12,893,060
     57,534 Walgreen Co                                                2,093,087
      3,352 Whole Foods Market Inc*                                      225,020
      6,591 Williams-Sonoma Inc*                                         229,169
      7,876 Winn-Dixie Stores Inc                                         78,366
                                                                     $41,686,722

SHOES --- 0.20%
     14,809 NIKE Inc Class B                                           1,013,824
      3,300 Reebok International Ltd                                     129,756
      1,995 Timberland Co Class A*                                       103,880
                                                                      $1,247,460

SPECIALIZED SERVICES --- 1.32%
      7,437 Affiliated Computer Services Inc Class A*
405,019
      9,974 Apollo Group Inc*                                            678,232
      6,596 BISYS Group Inc*                                              98,148
      3,000 Brink's Co                                                    67,830
      2,900 CSG Systems International Inc*                                36,221
      5,774 CarMax Inc*                                                  178,590
      5,672 Career Education Corp*                                       227,277
      2,990 Catalina Marketing Corp*                                      60,278
     56,828 Cendant Corp*                                              1,265,560
      8,385 Ceridian Corp*                                               175,582
      3,595 Certegy Inc                                                  117,916
      4,423 CheckFree Corp*                                              122,296
      4,927 ChoicePoint Inc*                                             187,669
      9,583 Cintas Corp                                                  480,396
      4,909 Copart Inc*                                                   80,999
      2,466 Corinthian Colleges Inc*                                     137,011
      4,050 D&B Corp*                                                    205,376
      4,672 DST Systems Inc*                                             195,103
      3,890 DeVry Inc*                                                    97,756
      2,871 Deluxe Corp                                                  118,658
      4,196 Education Management Corp*                                   130,244
      7,758 Equifax Inc                                                  190,071
      9,984 H&R Block Inc                                                552,814
      4,883 Harte-Hanks Inc                                              106,205
     23,279 Interpublic Group of Cos Inc*                                363,152
      1,950 Kelly Services Inc Class A                                    55,653
      2,100 Korn/Ferry International*                                     28,014
      4,370 Manpower Inc                                                 205,740
      6,286 Monster Worldwide Inc*                                       138,041
     10,705 Omnicom Group Inc                                            934,868
      4,500 Rent-A-Center Inc*                                           134,460
      9,554 Robert Half International Inc*                               222,990
      2,500 Rollins Inc                                                   56,375
      3,455 Sotheby's Holdings Inc Class A*                               47,195
      2,400 Sylvan Learning Systems Inc*                                  69,096
      4,300 United Rentals Inc*                                           82,818
      4,960 Viad Corp                                                    124,000
                                                                      $8,377,653

TELEPHONE & TELECOMMUNICATIONS --- 3.19%
     17,498 ALLTEL Corp                                                  815,057
     44,341 AT&T Corp                                                    900,122
    152,391 AT&T Wireless Services Inc*                                1,217,604
    103,740 BellSouth Corp                                             2,935,842
      8,073 CenturyTel Inc                                               263,341
     13,700 Cincinnati Bell Inc*                                          69,185
     15,948 Citizens Communications Co*                                  198,074
     61,754 Nextel Communications Inc*                                 1,732,817
      3,000 Price Communications Corp*                                    41,190
     99,210 Qwest Communications International Inc*                      428,587
    185,902 SBC Communications Inc                                     4,846,465
     50,709 Sprint Corp                                                  832,642
     58,107 Sprint PCS Corp*                                             326,561
      3,215 Telephone & Data Systems Inc                                 201,098
    155,035 Verizon Communications                                     5,438,628
                                                                     $20,247,213

TEXTILES --- 0.18%
     10,464 Coach Inc*                                                   395,016
      7,098 Jones Apparel Group Inc                                      250,063
      6,113 Liz Claiborne Inc                                            216,767
      2,900 Unifi Inc*                                                    18,705
      6,032 VF Corp                                                      260,824
                                                                      $1,141,375

TOBACCO --- 1.08%
    114,114 Altria Group Inc                                           6,210,084
      4,732 RJ Reynolds Tobacco Holdings Inc                             275,166
      9,317 UST Inc                                                      332,524
      1,400 Universal Corp                                                61,838
                                                                      $6,879,612

TRANSPORTATION --- 0.05%
      2,300 Alexander & Baldwin Inc                                       77,487
      2,750 GATX Corp                                                     76,945
      4,684 Swift Transportation Co Inc*                                  98,458
      4,482 Werner Enterprises Inc                                        87,354
                                                                        $340,244

UTILITIES --- 0.97%
     34,877 AES Corp*                                                    329,239
      3,571 AGL Resources Inc                                            103,916
     10,950 Aquila Inc*                                                   37,121
     23,175 Calpine Corp*                                                111,472
      9,364 Constellation Energy Group                                   366,694
     50,883 Duke Energy Corp                                           1,040,557
     21,100 Dynegy Inc Class A*                                           90,308
     34,130 El Paso Corp                                                 279,525
      8,145 Energy East Corp                                             182,448
      3,466 Equitable Resources Inc                                      148,761
      8,901 KeySpan Corp                                                 327,557
      6,924 Kinder Morgan Inc                                            409,208
      6,332 MDU Resources Group Inc                                      150,765
      2,450 NICOR Inc                                                     83,398
      4,533 National Fuel Gas Co                                         110,787
     14,739 NiSource Inc                                                 323,374
      5,311 ONEOK Inc                                                    117,267
      2,050 Peoples Energy Corp                                           86,182
     13,195 Public Service Enterprise Group Inc                          577,941
      4,635 Questar Corp                                                 162,920
      6,226 Scana Corp                                                   213,241
     12,649 Sempra Energy                                                380,229
      4,266 Vectren Corp                                                 105,157
      2,709 WGL Holdings Inc                                              75,283
      4,050 Westar Energy Inc                                             82,013
     29,063 Williams Cos Inc                                             285,399
                                                                      $6,180,762

WATER --- 0.02%
      5,166 Philadelphia Suburban Corp                                   114,169
                                                                        $114,169

TOTAL COMMON STOCK --- 99.52%                                       $632,218,986
(Cost $504,446,362)

SHORT-TERM INVESTMENTS

  2,564,000 Federal Home Loan Bank                                     2,563,954
               .659%, January 2, 2004

    500,000 United States of America (1)                                 498,716
               .882%, April 15, 2004

TOTAL SHORT-TERM INVESTMENTS --- 0.48%                                $3,062,670
(Cost $3,062,670)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $635,281,656
(Cost $507,509,032)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at December 31, 2003.
CVO - Contingent Value Obligation
REIT - Real Estate Investment Trust
See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004